LEGAL SETTLEMENTS (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015
Impairment Of Long Lived Assets And Contingent Consideration [Abstract]
Legal Settlements Acquisition And Restructuring And Impairment	$ 674	$ 531
Accrued Amount Legal Sttlement	$ 1,335		$ 256